Loans and financing - Long term debentures maturity (Details) R$ in Millions	Dec. 31, 2017 BRL (R$)
Long term loans maturity
Total long term debentures	R$ 39.9
Later than one year and not later than two years
Long term loans maturity
Total long term debentures	R$ 39.9